Note 22 - Income Tax - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance	$ 5,467	$ 4,048
Gross increases for tax positions of current period	0	1,178
Gross increases for tax positions of prior periods	310	438
Reduction for settlements with taxing authorities	(2,281)	0
Reduction for lapses in applicable statutes of limitations	0	(44)
Foreign currency translation	27	(153)
Balance	$ 3,523	$ 5,467